SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 610255
EBP, Accounting Policy [Line Items]
Allocation to accounts of persons who have elected to withdraw from Plan, but have not yet been paid	$ 5,288,379	$ 962,718